Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue, net		$ 12,518,070	$ 29,195,798	$ 11,173,092
Cost of goods sold		10,913,548	23,653,815	9,250,981
Gross profit		1,604,522	5,541,983	1,922,111
Operating expenses:
Selling and distribution expenses		3,095	2,367	3,047
General and administrative expenses		1,193,528	1,206,852	681,232
Total operating expenses		1,196,623	1,209,219	684,279
Operating income		407,899	4,332,764	1,237,832
Other expenses (income)
Interest expense			5,254	74,248
Other expenses (income), net		(1,460)	21,286	(142,364)
Total other expenses (income), net		(1,460)	26,540	(68,116)
Income before provision for taxes		409,359	4,306,224	1,305,948
Provision for income taxes		124,665	587,984	175,002
Net income		284,694	3,718,240	1,130,946
Less: net income attributable to non-controlling interest		9,837	43,771	13,478
Net income attributable to Epsium Enterprise Limited		274,857	3,674,469	1,117,468
Other comprehensive income
Foreign currency translation gain/(loss)		50,810	2,914	(1,210)
Comprehensive income attributable to Epsium Enterprise Limited		$ 325,667	$ 3,677,383	$ 1,116,258
Earnings per ordinary share
Basic (in Dollars per share)	[1]	$ 0.02	$ 0.31	$ 0.09
Diluted (in Dollars per share)	[1]	$ 0.02	$ 0.31	$ 0.09
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	12,000,534	12,000,534	12,000,534
Diluted (in Shares)	[1]	12,000,534	12,000,534	12,000,534

[1]	Retroactively restated for the effect of share surrender and share cancellation.